Rockefeller US Small Cap Core Fund
Schedule of Investments
August 31, 2024 (Unaudited)

COMMON STOCKS - 96.2%	Shares	Value
Automobile Components - 2.4%
Gentherm, Inc. (a)	27,395	$1,384,543
XPEL, Inc. (a)	21,085	912,770
		2,297,313

Banks - 2.9%
First Bancorp.	64,743	2,750,283

Building Products - 2.1%
AZEK Co., Inc. (a)	48,571	2,070,582

Capital Markets - 9.0%
Donnelley Financial Solutions, Inc. (a)	43,487	2,898,843
PJT Partners, Inc. - Class A	17,341	2,141,614
StoneX Group, Inc. (a)	43,551	3,608,636
		8,649,093

Communications Equipment - 2.5%
Calix, Inc. (a)	63,610	2,368,836

Construction & Engineering - 2.9%
Sterling Infrastructure, Inc. (a)	23,684	2,830,949

Consumer Finance - 1.7%
FirstCash Holdings, Inc.	13,966	1,677,177

Diversified Consumer Services - 4.4%
Stride, Inc. (a)	51,854	4,269,658

Electronic Equipment, Instruments & Components - 8.6%
Badger Meter, Inc.	11,766	2,434,856
CTS Corp.	27,082	1,333,789
Insight Enterprises, Inc. (a)	10,052	2,181,988
Napco Security Technologies, Inc.	51,638	2,394,970
		8,345,603

Financial Services - 8.3%
AvidXchange Holdings, Inc. (a)	252,723	2,039,475
HA Sustainable Infrastructure Capital, Inc.	74,827	2,422,898
International Money Express, Inc. (a)	70,347	1,276,798
Walker & Dunlop, Inc.	21,307	2,281,127
		8,020,298

Food Products - 3.2%
SunOpta, Inc. (a)	537,195	3,088,871

Gas Utilities - 2.7%
ONE Gas, Inc.	37,295	2,571,117

Ground Transportation - 1.9%
ArcBest Corp.	17,561	1,866,734

Health Care Equipment & Supplies - 6.7%
Merit Medical Systems, Inc. (a)	47,769	4,618,307
Omnicell, Inc. (a)	41,425	1,842,584
		6,460,891

Health Care Providers & Services - 6.8%
Progyny, Inc. (a)	68,779	1,615,619
RadNet, Inc. (a)	42,549	2,820,573
US Physical Therapy, Inc.	24,459	2,093,690
		6,529,882

Insurance - 5.1%
Skyward Specialty Insurance Group, Inc. (a)	49,076	2,005,736
Stewart Information Services Corp.	39,718	2,935,558
		4,941,294

Life Sciences Tools & Services - 2.5%
BioLife Solutions, Inc. (a)	91,782	2,375,318

Machinery - 4.7%
ATS Corp. (a)	62,165	1,669,130
Mueller Industries, Inc.	38,857	2,825,293
		4,494,423

Media - 2.3%
TechTarget, Inc. (a)	84,738	2,258,268

Professional Services - 8.3%
Huron Consulting Group, Inc. (a)	17,188	1,898,243
Korn Ferry	61,258	4,474,897
Paycor HCM, Inc. (a)	117,789	1,667,892
		8,041,032

Software - 5.9%
Agilysys, Inc. (a)	21,426	2,423,280
PROS Holdings, Inc. (a)	162,120	3,263,476
		5,686,756

Specialty Retail - 1.3%
Signet Jewelers Ltd.	15,016	1,262,846
TOTAL COMMON STOCKS (Cost $84,208,298)		92,857,224

SHORT-TERM INVESTMENTS - 3.8%
Money Market Funds - 3.8%	Shares
Invesco Government & Agency Portfolio - Class Institutional, 5.19% (b)	3,677,403	3,677,403
TOTAL SHORT-TERM INVESTMENTS (Cost $3,677,403)		3,677,403

TOTAL INVESTMENTS - 100.0% (Cost $87,885,701)		96,534,627
Liabilities in Excess of Other Assets - (0.0)% (c)		(41,243)
TOTAL NET ASSETS - 100.0%		$96,493,384

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of August 31, 2024.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of August 31, 2024 (Unaudited)

Rockefeller US Small Cap Core Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$92,857,224	$–	$–	$92,857,224
Money Market Funds	3,677,403	–	–	3,677,403
Total Investments	$96,534,627	$–	$–	$96,534,627

Refer to the Schedule of Investments for further disaggregation of investment categories.